SIGNIFICANT ACCOUNTING POLICIES (Allocation of Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	$ 1,954	$ 3,285	$ 747
Total unrecognized compensation cost	6,272	5,336
Weighted average period total unrecognized compensation cost is expected to be recognized (in years)	3 years 1 month 13 days	2 years 3 months 4 days
Cost of goods sold [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	141	127	104
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	259	189	186
Sales and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	449	385	249
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	$ 1,105	$ 2,584	$ 208